Employee Benefit Plans - Schedule of Pension Plan Assets By Category (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	$ 27,261	$ 27,169	$ 30,312
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	27,261	27,169
Pension | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	24,234	22,052
Pension | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	1,737	4,010
Pension | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	1,290	1,107
Pension | Large cap
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	1,800
Pension | Large cap | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	0
Pension | Large cap | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	1,800
Pension | Large cap | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	0
Pension | Money markets
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	455	124
Pension | Money markets | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	0
Pension | Money markets | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	455	124
Pension | Money markets | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	0
Pension | U.S. bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	24,234	22,052
Pension | U.S. bonds | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	24,234	22,052
Pension | U.S. bonds | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	0
Pension | U.S. bonds | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	0
Pension | Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets		423
Pension | Real estate | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets		0
Pension | Real estate | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets		423
Pension | Real estate | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets		0
Pension | Common/collective trusts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	1,282	1,663
Pension | Common/collective trusts | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	0
Pension | Common/collective trusts | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	1,282	1,663
Pension | Common/collective trusts | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	0
Pension | Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	1,290	1,107
Pension | Other | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	0
Pension | Other | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	0	0
Pension | Other | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	$ 1,290	$ 1,107